Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Property and Equipment, Net [Abstract]
Depreciation expense	$ 505	$ 22,205	$ 42,235
Gain of property and equipment		$ 39,662